Goodwill and intangible assets (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,912	£ 3,893
Intangibles	4,333	4,168
Total	8,245	8,061	[1]
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	44	42
Intangibles	7	5
Total	51	47
Barclays UK
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,560	3,560
Intangibles	1,247	1,233
Total	4,807	4,793
Barclays International
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	308	291
Intangibles	3,079	2,930
Total	£ 3,387	£ 3,221

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.